PRINCIPAL ACCOUNTING POLICIES (Details 7)	9 Months Ended			12 Months Ended			21 Months Ended
	Sep. 30, 2015 USD ($) item	Sep. 30, 2015 CNY (¥) item	Sep. 30, 2014 CNY (¥)	Dec. 31, 2014 CNY (¥) item	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2015 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Number of business acquisitions or investments material to businesses or financial results of the entity | item				0
Impairment of goodwill				¥ 0	¥ 0	¥ 0
Number Of Impairment Triggering Events Identified In The Period | item	0	0
Impairment on other intangible assets							¥ 0
Impairment of long-lived assets		¥ 0	¥ 0
Accrued liability for customer reward program
Amount of accrued liability for group's customers reward program	$ 90,537,527			¥ 430,852,908				¥ 575,420,307
Amount of expenses for group's customers reward program		328,000,000	274,000,000
Allowance for doubtful accounts activity
Provision for doubtful accounts	$ 3,760,875	23,902,615	2,474,801
Sales and marketing
Advertising expenses		¥ 1,300,000,000	¥ 775,000,000
Minimum
Intangible assets
Intangible asset useful life	3 years	3 years
Maximum
Intangible assets
Intangible asset useful life	10 years	10 years